Annual Fund Operating Expenses - 500 Index Fund	May 01, 2021
Member Shares
Operating Expenses:
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver/ Reimbursement from Adviser	none
Total Annual Fund Operating Expenses after Reimbursement
Reward Shares
Operating Expenses:
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver/ Reimbursement from Adviser	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement